UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8217

Name of Fund: MuniHoldings New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 148.1%             Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT (d):
                     $ 1,500      5.375% due 12/15/2017                                                                   $   1,588
                       1,500      5.50% due 12/15/2019                                                                        1,598
                       5,200      6% due 12/15/2023                                                                           5,628
                     --------------------------------------------------------------------------------------------------------------
                       3,375  Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                              Association-Albany Law School), Series A, 6.75% due 12/01/2029 (l)                              3,854
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Albany, New York, Municipal Water Finance Authority, Water and Sewer System Revenue
                              Refunding Bonds, Series A, 6.375% due 12/01/2009 (b)(f)                                         1,150
                     --------------------------------------------------------------------------------------------------------------
                              Buffalo, New York, GO, Series D (d):
                       1,000      6% due 12/01/2009 (f)                                                                       1,134
                       1,000      6% due 12/01/2013                                                                           1,123
                     --------------------------------------------------------------------------------------------------------------
                       1,025  Erie County, New York, GO, Public Improvement, Series A, 5.75% due 10/01/2013 (b)               1,137
                     --------------------------------------------------------------------------------------------------------------
                              Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project) (d):
                       2,500      5.75% due 5/01/2019                                                                         2,835
                       5,150      5.75% due 5/01/2024                                                                         5,694
                     --------------------------------------------------------------------------------------------------------------
                              Long Island Power Authority, New York, Electric System Revenue Bonds, Series A (a):
                       3,000      5% due 9/01/2029                                                                            3,194
                       5,950      5% due 9/01/2034                                                                            6,311
                     --------------------------------------------------------------------------------------------------------------
                       6,600  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds (Grand
                              Central Terminal), Series 1, 5.70% due 7/01/2005 (d)(f)                                         6,682
                     --------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding
                              Bonds, Series D (e):
                         460      5.125% due 1/01/2012 (f)                                                                      510
                         540      5.125% due 7/01/2022(i)                                                                       562
                     --------------------------------------------------------------------------------------------------------------
                       7,280  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series
                              A, 5% due 11/15/2011 (b)(f)                                                                     8,023

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Revenue Bonds, Series A:
                     $ 2,700      5% due 11/15/2033 (a)                                                                   $   2,881
                       2,500      4.50% due 11/15/2034 (a)                                                                    2,507
                       2,150      4.50% due 11/15/2035 (e)                                                                    2,156
                     --------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
                       3,000      RIB, Series 724X, 8.29% due 11/15/2032 (d)(g)                                               3,787
                       2,500      Series A, 5.50% due 11/15/2018 (a)                                                          2,817
                       2,500      Series A, 5.25% due 11/15/2031 (b)                                                          2,715
                      29,000      Series A, 5.75% due 11/15/2032 (d)                                                         32,802
                       1,500      Series B, 5% due 11/15/2028 (e)                                                             1,592
                     --------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                              Bonds, Series A (b):
                       3,500      5% due 7/01/2021                                                                            3,723
                       2,000      5% due 7/01/2025                                                                            2,133
                     --------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds (f):
                       1,215      Series C, 4.75% due 1/01/2012 (d)                                                           1,321
                       2,535      Series C, 4.75% due 7/01/2012 (d)                                                           2,766
                       1,000      Series C-1, 5.50% due 7/01/2008 (e)                                                         1,081
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series
                              A, 5% due 11/15/2032 (b)                                                                        2,643
                     --------------------------------------------------------------------------------------------------------------
                       6,300  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
                              Series F, 5.25% due 11/15/2027 (e)                                                              6,858
                     --------------------------------------------------------------------------------------------------------------
                       2,385  Monroe Woodbury, New York, Central School District, GO, 5.625% due 5/15/2006 (e)(f)             2,495
                     --------------------------------------------------------------------------------------------------------------
                       1,410  Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery Board
                              of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (k)                    1,486
                     --------------------------------------------------------------------------------------------------------------
                              Nassau County, New York, Interim Finance Authority, Sales Tax Secured Revenue Refunding
                              Bonds, Series A-2 (a):
                       5,545      5.375% due 11/15/2006 (f)                                                                   5,798
                         460      5.375% due 11/15/2013                                                                         480
                         135      5.375% due 11/15/2014                                                                         141
                     --------------------------------------------------------------------------------------------------------------
                       5,210  Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                              due 8/01/2009 (d)(f)(n)                                                                         5,864
                     --------------------------------------------------------------------------------------------------------------
                         705  New York City, New York, City Health and Hospital Corporation, Health System Revenue
                              Bonds, Series A, 5.375% due 2/15/2026                                                             739
                     --------------------------------------------------------------------------------------------------------------
                       2,000  New York City, New York, City Health and Hospital Corporation, Health System Revenue
                              Refunding Bonds, Series A, 5.25% due 2/15/2017 (e)                                              2,153
                     --------------------------------------------------------------------------------------------------------------
                       2,340  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
                              AMT, Series H-2, 5.125% due 11/01/2034                                                          2,375
                     --------------------------------------------------------------------------------------------------------------
                         885  New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation League
                              Foundation), Series A, 5.50% due 6/01/2022 (e)                                                    938
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,200  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                              (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                       $   1,320
                     --------------------------------------------------------------------------------------------------------------
                      13,625  New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                              due 11/01/2015 (d)                                                                             14,294
                     --------------------------------------------------------------------------------------------------------------
                       7,965  New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter-New York
                              Presbyterian), 5.75% due 12/15/2029 (d)                                                         9,066
                     --------------------------------------------------------------------------------------------------------------
                       5,000  New York City, New York, City IDA, Special Facilities Revenue Bonds (Terminal One Group),
                              AMT, 6.125% due 1/01/2024 (e)                                                                   5,075
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Revenue Bonds:
                      11,500      RIB, Series 726X, 8.29% due 6/15/2027 (e)(g)                                               14,531
                       2,850      Series A, 5.75% due 6/15/2009 (b)(f)                                                        3,175
                       3,970      Series B, 5.75% due 6/15/2006 (e)(f)                                                        4,128
                      11,000      Series B, 5.75% due 6/15/2007 (e)(f)                                                       11,733
                       6,000      VRDN, Series C, 2.92% due 6/15/2023 (b)(h)                                                  6,000
                     --------------------------------------------------------------------------------------------------------------
                         500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                              Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (d)                                 522
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                              Revenue Refunding Bonds (e):
                       1,250      Series A, 5.125% due 6/15/2034                                                              1,321
                       7,380      Series B, 5.75% due 6/15/2026                                                               7,670
                       2,810      Series C, 5% due 6/15/2027                                                                  3,012
                     --------------------------------------------------------------------------------------------------------------
                       6,405  New York City, New York, City Transitional Finance Authority Revenue Bonds, Future Tax
                              Secured, Series B, 6.25% due 11/15/2018 (b)                                                     7,406
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                              Bonds:
                       3,170      Series C, 5.50% due 5/01/2025                                                               3,414
                      16,200      Series C, 5% due 2/01/2033 (b)                                                             17,132
                       2,500      Series E, 5.25% due 2/01/2022 (e)                                                           2,748
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Transitional Finance Authority Revenue Bonds, Series B (e):
                       1,145      5.50% due 2/01/2012                                                                         1,278
                         805      5.50% due 2/01/2013                                                                           901
                     --------------------------------------------------------------------------------------------------------------
                       1,000  New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                              Series A, 5% due 11/15/2026 (b)                                                                 1,057
                      -------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              New York City, New York, GO:
                     $ 4,750      RIB, Series 725X, 8.29% due 3/15/2027 (d)(g)                                            $   5,885
                       4,500      Series B, 5.75% due 8/01/2013 (e)                                                           5,055
                       3,750      Series D, 5.25% due 10/15/2023                                                              4,031
                       2,500      Series D, 5% due 11/01/2026                                                                 2,646
                       5,000      Series D, 5% due 11/01/2034                                                                 5,245
                       1,490      Series I, 6.25% due 4/15/2007 (e)(f)                                                        1,596
                         360      Series I, 6.25% due 4/15/2027 (e)                                                             384
                       8,000      Series J, 5% due 5/15/2023                                                                  8,455
                       2,000      Series M, 5% due 4/01/2025                                                                  2,123
                       8,000      Series M, 5% due 4/01/2035                                                                  8,406
                       1,150      Sub-Series C-1, 5.25% due 8/15/2026                                                         1,251
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, GO, Refunding:
                         880      Series A, 6.375% due 5/15/2010 (b)(f)                                                       1,022
                         120      Series A, 6.375% due 5/15/2013 (b)                                                            138
                       3,700      Series A, 6.25% due 5/15/2026 (d)                                                           4,215
                       2,400      Series G, 5.75% due 2/01/2006 (f)                                                           2,482
                       1,500      Series P, 5% due 8/01/2028                                                                  1,586
                     --------------------------------------------------------------------------------------------------------------
                              New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds (a):
                       1,250      DRIVERS, Series 884-Z, 6.953% due 10/15/2012 (g)                                            1,507
                       3,855      Series A, 5% due 10/15/2029                                                                 4,129
                      24,250      Series A, 5% due 10/15/2032                                                                25,894
                       1,745      Series A, 4.50% due 10/15/2033                                                              1,757
                     --------------------------------------------------------------------------------------------------------------
                       3,950  New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds (American
                              Museum of Natural History), Series A, 5% due 7/01/2036 (e)                                      4,206
                     --------------------------------------------------------------------------------------------------------------
                       2,300  New York State Dormitory Authority, Hospital Revenue Bonds (New York Methodist Hospital),
                              Series A, 6.05% due 8/01/2006 (a)(c)(f)                                                         2,429
                     --------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Hospital Revenue Refunding Bonds:
                       1,000      (New York Presbyterian Hospital), 5.50% due 8/01/2011 (a)(c)                                1,117
                       2,000      (North General Hospital), 5.75% due 2/15/2017 (k)                                           2,261
                     --------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Lease Revenue Bonds:
                       1,535      (Municipal Health Facilities Improvement Program), Series 1, 5.50% due 1/15/2014 (d)        1,708
                         645      (Office Facilities Audit and Control), 5.50% due 4/01/2023 (e)                                698
                     --------------------------------------------------------------------------------------------------------------
                       2,500  New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue
                              Bonds, Series B, 5% due 2/15/2030 (a)                                                           2,648
                     --------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds (Rochester
                              General Hospital) (l):
                       1,500      5% due 12/01/2025                                                                           1,589
                       2,200      5% due 12/01/2035                                                                           2,310
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority Revenue Bonds:
                     $ 1,340      (853 Schools Program), Issue 2, Series E, 5.75% due 7/01/2019 (a)                       $   1,482
                       1,200      (Cooper Union of Advance Science), 6.25% due 7/01/2029 (e)                                  1,349
                       2,058      (Gustavus Adolphus Child & Family Services, Inc.), Series B, 5.50% due 7/01/2018 (a)        2,256
                       6,750      (Interfaith Medical Center), Series D, 5.40% due 2/15/2028 (e)                              7,181
                       1,585      (Long Island University), Series B, 5.50% due 9/01/2020 (l)                                 1,737
                       1,250      (Long Island University), Series B, 5.25% due 9/01/2028 (l)                                 1,334
                       1,180      (New York State Rehabilitation Association), Series A, 5.25% due 7/01/2019 (j)              1,284
                       1,000      (New York State Rehabilitation Association), Series A, 5.125% due 7/01/2023 (j)             1,068
                       1,845      (Pace University), 6% due 7/01/2019 (e)                                                     2,114
                       3,500      (Pace University), 6% due 7/01/2029 (e)                                                     4,011
                       2,150      (Saint Barnabas Hospital), 5.45% due 8/01/2035 (a)(c)                                       2,269
                       1,240      (School Districts Financing Program), Series D, 5% due 10/01/2030 (e)                       1,304
                       6,900      (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (e)                    7,791
                       1,400      (State University Educational Facilities), Series B, 5.75% due 5/15/2010 (d)(f)             1,585
                       1,595      (Upstate Community Colleges), Series A, 6% due 7/01/2010 (d)(f)                             1,828
                     --------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Revenue Refunding Bonds:
                       3,700      (Bronx-Lebanon Hospital Center), Series E, 5.20% due 2/15/2013 (e)                          3,933
                       1,865      (City University System), Series 1, 5.25% due 7/01/2014 (b)                                 1,998
                       3,400      (Saint Charles Hospital and Rehabilitation Center), Series A, 5.625% due 7/01/2012 (e)      3,708
                       1,370      (School District Financing Program), Series I, 5.75% due 10/01/2018 (e)                     1,563
                       4,550      Series B, 5.50% due 2/15/2007 (e)(f)                                                        4,818
                     --------------------------------------------------------------------------------------------------------------
                       6,500  New York State Dormitory Authority, State University Educational Facilities, Revenue
                              Refunding Bonds (1989 Resources), 6% due 5/15/2012 (e)                                          7,359
                     --------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                              Facilities):
                       1,550      Series B, 5.25% due 2/15/2014 (f)                                                           1,748
                         285      Series B, 5.25% due 2/15/2023                                                                 308
                       1,060      Series D, 5.875% due 8/15/2010 (f)                                                          1,202
                          40      Series D, 5.875% due 2/15/2015                                                                 45
                     --------------------------------------------------------------------------------------------------------------
                       1,000  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department of
                              Health), Series A, 5% due 7/01/2025 (j)                                                         1,067
                     --------------------------------------------------------------------------------------------------------------
                              New York State Energy Research and Development Authority, Facilities Revenue Refunding
                              Bonds (Consolidated Edison Company of New York, Inc. Project):
                      12,505      Series A, 6.10% due 8/15/2020 (a)                                                          12,787
                       3,500      Series A, 6.10% due 8/15/2020 (e)                                                           3,579
                     --------------------------------------------------------------------------------------------------------------
                       6,000  New York State Energy Research and Development Authority, PCR, Refunding (Central Hudson
                              Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                            6,499
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 6,000  New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds (Long
                              Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (e)                        $   6,140
                     --------------------------------------------------------------------------------------------------------------
                       4,400  New York State Environmental Facilities Corporation, Water Facilities Revenue Refunding
                              Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)                          4,500
                     --------------------------------------------------------------------------------------------------------------
                              New York State, HFA, Revenue Refunding Bonds:
                       2,000      (Fulton Manor), Series A, 6.10% due 11/15/2025 (a)(c)                                       2,070
                       1,560      (Housing Mortgage Project), Series A, 6.10% due 11/01/2015 (d)                              1,640
                     --------------------------------------------------------------------------------------------------------------
                         750  New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic
                              Development and Housing), Series A, 5% due 9/15/2023 (e)                                          802
                     --------------------------------------------------------------------------------------------------------------
                       1,000  New York State Housing Finance Agency, State Personal Income Tax, Revenue Refunding Bonds
                              (Economic Development and Housing), Series A, 5% due 9/15/2034                                  1,059
                     --------------------------------------------------------------------------------------------------------------
                       6,800  New York State Medical Care Facilities Finance Agency, Revenue Bonds (Montefiore Medical
                              Center), Series A, 5.75% due 2/15/2025 (a)(c)                                                   7,029
                     --------------------------------------------------------------------------------------------------------------
                       1,460  New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82, 5.65%
                              due 4/01/2030 (e)                                                                               1,512
                     --------------------------------------------------------------------------------------------------------------
                       2,805  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 84, 5.90%
                              due 4/01/2022 (e)                                                                               2,935
                     --------------------------------------------------------------------------------------------------------------
                              New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds:
                       2,140      AMT, Series 67, 5.70% due 10/01/2017 (e)                                                    2,189
                      13,425      AMT, Series 67, 5.80% due 10/01/2028 (e)                                                   13,789
                       1,000      Series 61, 5.80% due 10/01/2017                                                             1,040
                       2,100      Series 83, 5.55% due 10/01/2027 (e)                                                         2,181
                     --------------------------------------------------------------------------------------------------------------
                              New York State Mortgage Agency Revenue Bonds, AMT, Series 27:
                       3,500      5.80% due 10/01/2020                                                                        3,683
                       5,700      5.875% due 4/01/2030 (e)                                                                    6,016
                     --------------------------------------------------------------------------------------------------------------
                              New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                              Series C:
                       2,000       5.25% due 6/01/2019                                                                        2,177
                       3,900      5.25% due 6/01/2020                                                                         4,242
                       2,250      5.25% due 6/01/2021                                                                         2,441
                     --------------------------------------------------------------------------------------------------------------
                       5,000  New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)         5,337
                     --------------------------------------------------------------------------------------------------------------
                              New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, Series
                              B-1 (b):
                       5,000      5.75% due 4/01/2013                                                                         5,591
                       3,000      5.75% due 4/01/2014                                                                         3,355
                     --------------------------------------------------------------------------------------------------------------
                       3,095  New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                              Refunding Bonds, 6% due 4/01/2012 (e)                                                           3,323
                     --------------------------------------------------------------------------------------------------------------
                       3,045  New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue
                              Bonds, Series A, 5.25% due 4/01/2023 (e)                                                        3,350
                     --------------------------------------------------------------------------------------------------------------
                       1,400  New York State Thruway, Transportation Authority, State Personal Income Tax Revenue Bonds,
                              Series A, 5% due 3/15/2020 (e)                                                                  1,516
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series
                              C-1, 5% due 3/15/2013 (e)(f)                                                                $   3,328
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Niagara Falls, New York, City School District, COP, Refunding (High School Facility), 5%
                              due 6/15/2028 (d)                                                                               1,062
                     --------------------------------------------------------------------------------------------------------------
                       1,700  Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A,
                              5.20% due 2/01/2013 (d)                                                                         1,814
                     --------------------------------------------------------------------------------------------------------------
                       1,800  Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue Refunding
                              Bonds, 5.50% due 4/01/2013 (d)                                                                  2,029
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One Hundred
                              Thirty-Seventh Series, 5.125% due 7/15/2030 (d)                                                 2,665
                     --------------------------------------------------------------------------------------------------------------
                       6,000  Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT, Series
                              177, 8.711% due 10/15/2032 (e)(g)                                                               6,852
                     --------------------------------------------------------------------------------------------------------------
                      13,365  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS, AMT,
                              Series 278, 8.21% due 12/01/2022 (e)(g)                                                        15,377
                     --------------------------------------------------------------------------------------------------------------
                              Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal LLC), AMT, Series 6 (e):
                       3,000      6.25% due 12/01/2011                                                                        3,419
                       7,830      6.25% due 12/01/2015                                                                        9,147
                       7,000      5.90% due 12/01/2017                                                                        7,553
                     --------------------------------------------------------------------------------------------------------------
                       2,340  Rome, New York, City School District, GO, 5.50% due 6/15/2017 (d)                               2,574
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                              Series A, 5.45% due 12/01/2029 (a)                                                              5,480
                     --------------------------------------------------------------------------------------------------------------
                       3,000  Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                              Project), Series A, 5.625% due 7/01/2031 (a)                                                    3,363
                     --------------------------------------------------------------------------------------------------------------
                       4,355  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027           4,565
                     --------------------------------------------------------------------------------------------------------------
                              Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                              (Ogden Martin System Huntington Project), AMT (a):
                       4,660      6% due 10/01/2010                                                                           5,247
                       5,000      6.15% due 10/01/2011                                                                        5,745
                       3,530      6.25% due 10/01/2012                                                                        4,121
                     --------------------------------------------------------------------------------------------------------------
                              Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                       5,000      Series A-1, 5.25% due 6/01/2020 (a)                                                         5,467
                      20,275      Series A-1, 5.25% due 6/01/2021 (a)                                                        22,097
                       2,000      Series A-1, 5.25% due 6/01/2022 (a)                                                         2,173
                       3,700      Series C-1, 5.50% due 6/01/2021                                                             4,079
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,
                              Series A, 5% due 1/01/2032 (e)                                                                  2,615
                     --------------------------------------------------------------------------------------------------------------
                              Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (e):
                      12,000      5.25% due 11/15/2023                                                                       13,153
                       8,315      5% due 11/15/2032                                                                           8,742
                       1,500      Series B, 5% due 11/15/2032                                                                 1,577
                      -------------------------------------------------------------------------------------------------------------

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
                     $ 2,465      5% due 11/15/2028 (a)                                                                   $   2,617
                       6,000      Series A, 5.25% due 11/15/2030 (e)                                                          6,511
                     --------------------------------------------------------------------------------------------------------------
                       7,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                              Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                                 7,963
                     --------------------------------------------------------------------------------------------------------------
                       1,795  Yonkers, New York, GO, Series A, 5.75% due 10/01/2015 (b)                                       2,027
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 14.1%    2,470  Puerto Rico Commonwealth, GO, Refunding, Series A, 4% due 7/01/2031 (b)                         2,567
                     --------------------------------------------------------------------------------------------------------------
                              Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                              Bonds:
                       4,800      5.25% due 7/01/2017 (b)                                                                     5,333
                       1,250      Trust Receipts, Class R, Series B, 8.492% due 7/01/2035 (e)(g)                              1,560
                     --------------------------------------------------------------------------------------------------------------
                      15,495  Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                              Refunding Bonds, Series D, 5.75% due 7/01/2041                                                 17,345
                     --------------------------------------------------------------------------------------------------------------
                              Puerto Rico Commonwealth, Public Improvement, GO, Series A:
                       4,600      5.25% due 7/01/2019                                                                         4,990
                       7,475      5.25% due 7/01/2020                                                                         8,104
                     --------------------------------------------------------------------------------------------------------------
                              Puerto Rico Electric Power Authority, Power Revenue Bonds:
                       4,750      Series NN, 5.125% due 7/01/2029                                                             5,005
                       4,850      Series RR, 5% due 7/01/2029 (j)                                                             5,191
                       4,950      Series RR, 5% due 7/01/2030 (k)                                                             5,298
                       2,500      Series RR, 5% due 7/01/2035 (b)                                                             2,678
                     --------------------------------------------------------------------------------------------------------------
                       3,000  Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding Bonds,
                              Series J, 5% due 7/01/2036 (a)                                                                  3,296
                     --------------------------------------------------------------------------------------------------------------
                       5,600  Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 8.099%
                              due 8/01/2030 (g)                                                                               6,130
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%                   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                              Series C (e):
                       3,700      5.25% due 10/01/2021                                                                        3,957
                       1,050      5.25% due 10/01/2022                                                                        1,123
                      -------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $739,006) - 163.3%                                              780,893
                      -------------------------------------------------------------------------------------------------------------

                      Shares
                        Held  Short-Term Securities
                      -------------------------------------------------------------------------------------------------------------
                          37  CMA New York Municipal Money Fund (m)                                                              37
                      -------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $37) - 0.0%                                                    37
                      -------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $739,043*) - 163.3%                                                         780,930

                      Other Assets Less Liabilities - 2.2%                                                                   10,471

                      Preferred Stock, at Redemption Value - (65.5%)                                                       (313,132)
                                                                                                                          ---------
                      Net Assets Applicable to Common Stock - 100.0%                                                      $ 478,269
                                                                                                                          =========

MuniHoldings New York Insured Fund, Inc.
Schedule of Investments as of May 31, 2005

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                   $739,043
                                                                       ========
      Gross unrealized appreciation                                    $ 41,889
      Gross unrealized depreciation                                          (2)
                                                                       --------
      Net unrealized appreciation                                      $ 41,887
                                                                       ========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Escrowed to maturity.
(j)   CIFG Insured.
(k)   XL Capital Insured.
(l)   Radian Insured.
(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                   Activity                Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                  9                   $ 9
      --------------------------------------------------------------------------

(n) All or a portion of security held as collateral in connection with open financial futures contracts. Financial futures contracts sold as of May 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                      Expiration       Face           Unrealized
      Contracts        Issue            Date          Value         Depreciation
      --------------------------------------------------------------------------
        510         10-Year U.S.     September
                   Treasury Bond        2005         $ 57,295          $   (472)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll. Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New York Insured Fund, Inc.

Date: July 15, 2005